As filed with the Securities and Exchange Commission on June 6, 2007
                                     Investment Company Act File Number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                           (Address of principal executive offices)  (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2007

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
                                                             600 Fifth Avenue
CORTLAND                                                     New York, NY 10020
TRUST, INC.                                                  (212) 830-5200

================================================================================




Dear Shareholder:

We are pleased to present the annual report of Cortland Trust, Inc. (the "Company") for the year ended March 31, 2007.

As of March 31, 2007, the Cortland General Money Market Fund had 14,937 shareholder accounts and net assets of $1,978,791,488.

The U.S. Government Fund had 618 shareholder accounts and net assets of $51,328,231.

The Municipal Money Market Fund had 1,984 shareholder accounts and net assets of $46,677,400.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.

Sincerely,


/S/ Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2007
(UNAUDITED)
================================================================================

As a shareholder of the Funds, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------------------------------
  Cortland General Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 10/01/06                    3/31/07                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                    $1,021.70                   $5.04
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                    $1,019.95                   $5.04
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Short Term Fund Shares           Beginning Account Value      Ending Account Value    Expenses Paid During the
                                                 10/01/06                    3/31/07                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                         $1,000.00                  $1,021.60                    $5.14
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                 $1,000.00                  $1,019.85                    $5.14
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
             Xpress Shares               Beginning Account Value      Ending Account Value    Expenses Paid During the
                                                 10/01/06                    3/31/07                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                         $1,000.00                  $1,020.50                    $6.30
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                 $1,000.00                  $1,018.70                    $6.29
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


--------------------------------------------------------------------------------------------------------------------------
         U.S. Government Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 10/01/06                    3/31/07                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,021.40                    $5.04
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.95                    $5.04
  expenses)
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
      Municipal Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                 10/01/06                    3/31/07                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,013.80                    $4.82
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.14                    $4.84
  expenses)
--------------------------------------------------------------------------------------------------------------------------



*Expenses are equal to the Fund's annualized expense ratios of 1.00%, 1.02% and 1.25%, for Cortland General Money Market Fund's Cortland shares, Short Term Fund shares and Xpress shares, respectively and 1.00% for the U.S. Government Fund's Cortland shares and 0.96% for the Municipal Money Market Fund's Cortland shares, multiplied by the average account value over the period (October 1, 2006 through March 31, 2007), multiplied by 182/365 (to reflect the most recent fiscal half-year).






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
================================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Asset Backed Commercial Paper (8.42%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Charta LLC
                Insured by AMBAC Indemnity Corporation                           04/12/07            5.30%        $   49,919,601
    75,000,000  Chesham Finance, Limited                                         04/12/07            5.30             74,879,114
    20,000,000  Chesham Finance , Limited                                        04/19/07            5.30             19,947,250
    21,967,000  Old Slip Funding Corporation                                     04/26/07            5.31             21,886,302
--------------                                                                                                    --------------
   166,967,000  Total Asset Backed Commercial Paper                                                                  166,632,267
--------------                                                                                                    --------------
Commercial Paper (11.21%)
-----------------------------------------------------------------------------------------------------------------------------------
$   96,775,000  Britannia Building Socitty                                       05/09/07            5.31%        $   96,238,195
    75,878,000  Long Lane Master Trust IV                                        04/20/07            5.30             75,667,354
    50,000,000  Three Rivers Funding Corporation                                 04/17/07            5.30             49,882,778
--------------                                                                                                    --------------
   222,653,000  Total Commercial Paper                                                                               221,788,327
--------------                                                                                                    --------------
Domestic Certificates of Deposit (3.54%)
-----------------------------------------------------------------------------------------------------------------------------------
$   70,000,000  Wells Fargo Bank                                                 04/20/07            5.25%        $   70,000,000
--------------                                                                                                    --------------
    70,000,000  Total Domestic Certificates of Deposit                                                                70,000,000
--------------                                                                                                    --------------
Eurodollar Certificates of Deposit (8.34%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Credit Agricole Indosuez                                         04/23/07            5.31%        $   14,999,396
    25,000,000  Landsbank Baden Wurtemburg                                       04/19/07            5.29             24,999,874
    25,000,000  Societe Generale                                                 04/19/07            5.31             25,000,000
   100,000,000  Societe Generale                                                 04/27/07            5.32            100,000,000
--------------                                                                                                    --------------
   165,000,000  Total Eurodollar Certificates of Deposit                                                             164,999,270
--------------                                                                                                    --------------
Floating Rate Securities (11.51%)
-----------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Bank of America Federal Funds Floater (b)                        05/15/07            5.32%        $   40,000,000
    50,000,000  Canadian Imperial Bank of Commerce (c)                           10/18/07            5.39             50,000,000
     5,000,000  Canadian Imperial Bank of Commerce (d)                           11/26/07            5.38              4,999,685
     7,800,000  CFM International Inc. Guaranteed Notes - Series 1999A (e)
                Guaranteed General Electric Company                              01/01/10            5.34              7,800,000
    15,000,000  General Electric Capital Corporation
                Extendible Monthly Securities (f)                                10/17/07            5.45             15,000,000
    40,000,000  Kreditbank (g)                                                   05/22/07            5.35             40,000,000
    25,000,000  Merrill Lynch & Co, Inc. (h)                                     05/14/07            5.29             25,000,000
    45,000,000  Merrill Lynch Twelve Month Exchange (i)                          01/04/08            5.40             45,000,000
--------------                                                                                                    --------------
   227,800,000  Total Floating Rate Securities                                                                       227,799,685
--------------                                                                                                    --------------


--------------------------------------------------------------------------------
The accompanying notes are an intergral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================




     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------

Foreign Commercial Paper (2.53%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Anglo Irish Corporation PLC                                      04/05/07            5.32%        $   49,970,778
--------------                                                                                                    --------------
    50,000,000  Total Foreign Commercial Paper                                                                        49,970,778
--------------                                                                                                    --------------
Letter of Credit Commercial Paper (0.50%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Dean Health System, Inc.
                LOC Fortis Bank S.A./N.V.                                        04/19/07            5.29%        $    9,973,650
--------------                                                                                                    --------------
    10,000,000  Total Letter of Credit Commercial Paper                                                                9,973,650
--------------                                                                                                    --------------
Loan Participations (3.28%)
-----------------------------------------------------------------------------------------------------------------------------------
$   65,000,000  COS-MAR Company (GE Petrochemical)
                Guaranteed by General Electric Company                           04/26/07            5.31%        $   65,000,000
--------------                                                                                                    --------------
    65,000,000  Total Loan Participations                                                                             65,000,000
--------------                                                                                                    --------------
Medium Term Note (2.53%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Sigma Finance, Inc.                                              04/30/07            5.25%        $   50,000,000
--------------                                                                                                    --------------
    50,000,000  Total Medium Term Note                                                                                50,000,000
--------------                                                                                                    --------------
Other Notes (0.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,550,000  Butler County, OH  GO BAN                                        09/20/07            5.50%        $    1,550,000
     1,500,000  North Canton, OH Real Estate Acquisition Notes                   06/27/07            5.80              1,500,506
--------------                                                                                                    --------------
     3,050,000  Total Other Notes                                                                                      3,050,506
--------------                                                                                                    --------------
Repurchase Agreements (3.79%)
-----------------------------------------------------------------------------------------------------------------------------------
$   75,000,000  Annaly Mortgage Management, Inc.  purchased on 03/30/07, repurchase proceeds at maturity $75,033,375
                (Collateralized by $83,848,461, GNMA, 5.00% to 6.00%,
                due 02/20/33 to 10/20/34, value $76,500,001)                     04/02/07            5.34%        $   75,000,000
--------------                                                                                                    --------------
    75,000,000  Total Repurchase Agreements                                                                           75,000,000
--------------                                                                                                    --------------
Time Deposit (1.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$   22,000,000  Dresdner Bank                                                    04/02/07            5.43%        $   22,000,000
--------------                                                                                                    --------------
    22,000,000  Total Time Deposit                                                                                    22,000,000
--------------                                                                                                    --------------
Variable Rate Demand Instruments (j) (26.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,880,000  361 Summit Blvd. LLC - Series 2003
                LOC First Commercial Bank                                        05/01/28            5.37%        $    1,880,000
     2,000,000  1212 Jackson, LLC - Series 2004
                LOC Fifth Third Bank                                             09/01/24            5.37              2,000,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these finacial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
================================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,875,000  1800 Indian Wood, Ltd. - Series 2005
                LOC Fifth Third Bank                                             04/01/26            5.37%        $    1,875,000
     1,810,000  2150 Investment Company - Series 1997
                LOC Fifth Third Bank                                             02/01/17            5.37              1,810,000
     4,400,000  A&M Associates Project - Series 2002
                LOC US Bank, N.A.                                                12/01/34            5.38              4,400,000
       900,000  Adams County, CO Housing Agency
                (Semper Village Apartments) - Series 2004C
                Guaranteed by Federal National Mortgage Association              07/15/37            5.39                900,000
     3,025,000  Alabama HOPO Realty Investment LLC - Series 2001
                LOC SouthTrust Bank                                              12/01/21            5.39              3,025,000
     1,970,000  Alabama Incentives Finance Authority, - Series 1999C
                Insured by AMBAC Assurance Corp.                                 10/01/29            5.32              1,970,000
     2,375,000  Alatrade Foods LLC - Series 2004
                LOC Amsouth Bank                                                 12/01/14            5.37              2,375,000
     2,000,000  Albany, NY Industrial Development Agency
                Civic Facilities RB - Series 2006B
                LOC Citizens Bank                                                05/01/35            5.32              2,000,000
       445,000  Andrews Laser Works Corporation - Series 1998
                LOC National City Bank                                           05/01/08            5.45                445,000
       800,000  Atlantic Tool & Die Company - Series 1996
                LOC KeyBank, N.A.                                                12/01/11            5.37                800,000
     1,875,000  Atlantic Tool & Die Company - Series 2002
                LOC KeyBank, N.A.                                                03/01/17            5.37              1,875,000
       185,000  Barnes & Thornburg LLP - Series 2003
                LOC Fifth Third Bank                                             07/01/08            5.37                185,000
     1,900,000  Barnes & Thornburg LLP - Series 2005
                LOC Fifth Third Bank                                             12/01/55            5.37              1,900,000
     7,713,000  BB Auto Land of Roswell, LLC - Series 2003A
                LOC Bank of North Georgia                                        05/01/23            5.47              7,713,000
     2,320,000  BBC, LLC - Series 2000
                LOC Columbus Bank & Trust Company                                11/01/20            5.32              2,320,000
     2,790,000  Bennett Realty LLC - Series 2003
                LOC Fifth Third Bank                                             04/01/23            5.37              2,790,000
       845,000  Berkeley Square Retirement Center - Series 1998A
                LOC Fifth Third Bank                                             02/01/13            5.42                845,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    3,180,000  Bob Sumerel Tire Co, Inc. - Series 1999
                LOC Fifth Third Bank                                             04/01/19            5.37%        $    3,180,000
     2,700,000  Brookville Enterprises - Series 2004
                LOC Fifth Third Bank                                             10/01/25            5.37              2,700,000
     2,100,000  Burke County, GA Development Authority IDRB - Series 2002
                (Lichtenberg Holdings II, LLC)
                LOC JPMorgan Chase Bank, N.A.                                    01/01/13            5.32              2,100,000
     2,960,000  Butler County Surgical Properties, LLC - Series 2005
                LOC Fifth Third Bank                                             07/01/25            5.37              2,960,000
     3,000,000  Bybee Foods LLC
                LOC Key Bank, N.A.                                               11/01/26            5.37              3,000,000
     4,010,000  Carmichael Imaging, LLC - Series 2002
                LOC Regions Bank                                                 11/01/10            5.32              4,010,000
     3,100,000  CEGW, Inc.
                LOC PNC Bank, N.A                                                03/31/09            5.35              3,100,000
     1,990,000  Central Michigan Inns, LLC (Pohlcat Inc.) - Series 2000A
                LOC Wachovia Bank, N.A.                                          04/01/30            5.39              1,990,000
     4,500,000  Charles K. Blandin Foundation - Series 2004
                LOC Wells Fargo Bank, N.A.                                       05/01/19            5.42              4,500,000
     4,900,000  Charles William Properties, LLC - Series 2004
                LOC Federal Home Loan Bank of Atlanta                            08/01/29            5.32              4,900,000
     3,070,000  Cheney Brothers, Inc. - Series 1996
                LOC Wachovia Bank, N.A                                           12/01/16            5.49              3,070,000
       645,000  Chuo Mubea Suspension Components Company - Series 2004
                LOC Fifth Third Bank                                             01/01/11            5.37                645,000
     2,745,000  Cinnamon Properties, Inc.
                LOC US Bank, N.A.                                                04/01/20            5.35              2,745,000
     2,300,000  Cirrus Development Ltd. - Series 1999
                LOC US Bank, N.A.                                                05/01/14            5.35              2,300,000
     1,665,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
                Insured by AMBAC Assurance Corporation                           04/01/11            5.32              1,665,000
     1,185,000  Cole Investments LLC
                LOC Fifth Third Bank                                             07/01/19            5.37              1,185,000
     3,720,000  Columbus Area, Inc., OH - Series 2004
                LOC Key Bank, N.A.                                               07/01/24            5.37              3,720,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
================================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    3,100,000  Columbus, GA Development Authority
                (Woodnont Properties - Greystoneat Columbus Park Project)
                - Series 2004
                LOC Columbus Bank & Trust Company                                12/01/24            5.37%        $    3,100,000
     3,880,000  Columbus, GA (Riverton Ford Inc. Project) - Series 2000
                LOC Columbus Bank & Trust  Company                               04/01/20            5.32              3,880,000
     2,930,000  Columbus, GA Development Authority Industrial Development RB
                (Columbus Economic Development Corpoation/
                Bricken Financial Project) - Series 2006
                LOC Wachovia Bank, N.A.                                          02/01/26            5.39              2,930,000
     6,175,000  Columbus, GA Development Authority RB
                (Four J.S. Family, LLP Project) - Series 2000
                LOC Columbus Bank & Trust Company                                09/01/20            5.37              6,175,000
     3,070,000  Columbus, GA Development Authority RB
                (Rivertown Pediatric Project) - Series 2003
                LOC Columbus Bank & Trust Company                                05/01/23            5.37              3,070,000
     1,310,000  Consolidated Equities, LLC - Series 1995
                LOC Fifth Third Bank                                             12/01/25            5.37              1,310,000
     9,170,000  Country Club of the South - Series 2002
                LOC Bank of North Georgia                                        12/01/31            5.42              9,170,000
     4,715,000  Crestmont Nursing Home - Series 2004
                LOC Fifth Third Bank                                             03/01/24            5.35              4,715,000
     6,215,000  Cubba Capital, LLC - Series 2005A
                LOC Comerica Bank                                                03/01/55            5.37              6,215,000
     4,000,000  D & G Conduit LLC - Series 2003
                LOC Amsouth Bank, N.A.                                           10/01/23            5.32              4,000,000
     7,245,000  Daniel Land Company - Series 2004
                LOC Columbus Bank & Trust Company                                09/01/29            5.37              7,245,000
     2,010,000  Devin F. & Janis L. McCarthy - Series 1997
                LOC US Bank, N.A.                                                07/01/17            5.35              2,010,000
     3,410,000  Dussel Realty Investment LLC
                LOC National City Bank                                           02/01/18            5.38              3,410,000
     3,280,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
                LOC PNC Bank, N.A.                                               01/01/15            5.37              3,280,000
     4,045,000  Elsinore Properties Ltd. - Series 1999
                LOC Fifth Third Bank                                             01/01/29            5.37              4,045,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,000,000  Falls Village Realty, LLC - Series 2004
                LOC Fifth Third Bank                                             12/01/29            5.37%        $    1,000,000
       900,000  Family Sports & Lifestyle RB
                LOC Fifth Third Bank                                             09/01/22            5.37                900,000
     1,890,000  Fannin & Fannin LLC
                LOC Fifth Third Bank                                             12/01/24            5.37              1,890,000
     3,690,000  FE, LLC - Series 1998A
                LOC Fifth Third Bank                                             04/01/28            5.35              3,690,000
     1,500,000  Findlay Evangelical Presbyterian Church - Series 2004
                LOC Fifth Third Bank                                             11/01/30            5.37              1,500,000
     7,000,000  Fiore Capital, LLC - Series 2005A
                LOC M&I Marshall & Ilsley Bank                                   08/01/45            5.32              7,000,000
     1,985,000  First Metropolitan Title Company - Series 1997
                LOC LaSalle Bank, N.A.                                           05/01/22            5.37              1,985,000
     1,365,000  First Park Place LLC
                LOC Fifth Third Bank                                             12/01/19            5.37              1,365,000
     1,360,000  G & J Properties II, LLC - Series 2002
                LOC Fifth Third Bank                                             09/01/23            5.37              1,360,000
     1,405,000  Garfied Investment Group
                LOC Fifth Third Bank                                             07/01/28            5.37              1,405,000
     1,500,000  Genesee County, MI Taxable Obligation Notes                      11/01/08            5.43              1,500,000
       800,000  Gilead Friends Church - Series 2002
                LOC Fifth Third Bank                                             10/01/17            5.37                800,000
     1,385,000  Goson Project - Series 1997
                LOC Federal Home Loan Bank of Cincinnati                         11/01/17            5.38              1,385,000
     2,070,000  Grace Community Church of Amarillo - Series 2005
                LOC Wells Fargo Bank, N.A.                                       02/01/30            5.32              2,070,000
     1,400,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                LOC Fifth Third Bank                                             07/01/17            5.45              1,400,000
     1,365,000  HCH, LLC - Series 2000
                LOC Key Bank,N.A.                                                08/01/15            5.37              1,365,000
     3,270,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo Bank, N.A.                                       11/01/29            5.38              3,270,000
     2,310,000  Henderson, OH Regional Authority
                LOC Fifth Third Bank                                             07/01/23            5.37              2,310,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
================================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    6,555,000  Holland-Sheltair Aviation Funding, LLC - Series 2005-B4
                LOC Mellon Bank, N.A.                                            05/01/35            5.32%        $    6,555,000
     1,800,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                LOC Fifth Third Bank                                             07/01/36            5.37              1,800,000
       890,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.)
                - Series 2000
                LOC KeyBank, N.A.                                                08/01/15            5.37                890,000
     1,800,000  Hopkins Waterhouse LLC Project
                LOC National City Bank                                           06/01/20            5.38              1,800,000
     1,770,000  Hopo Realty Investment, LLC - Series 2001
                LOC Suntrust Bank                                                12/01/21            5.39              1,770,000
     1,709,000  HRH Capital LLC - Series 2003
                LOC Fifth Third Bank                                             03/01/22            5.37              1,709,000
     2,930,000  Hudson Toyota And Hyundai Realty LLC - Series 2003
                LOC Fifth Third Bank                                             04/01/23            5.37              2,930,000
       800,000  Illinois Development Finance Authority
                (Harbortown Industry Inc. Project) - Series 2000
                LOC LaSalle Bank, N.A.                                           12/01/20            5.41                800,000
     1,612,500  IOP Properties LLC
                LOC Fifth Third Bank                                             04/01/44            5.37              1,612,500
     1,300,000  Jacksons Food Stores, Inc. - Series 2006
                LOC Key Bank, N.A.                                               03/01/16            5.35              1,300,000
       980,000  James B. Krewatch & Marden H. Krewatch
                Revocable Living Trust - Series 2005
                LOC Fifth Third Bank                                             11/01/25            5.37                980,000
     2,190,000  JBM Realty Company
                LOC Fifth Third Bank                                             05/01/22            5.37              2,190,000
       635,000  KBL Capital Fund, Inc.(BH Reality Limited Partnership)
                - Series 1996A
                LOC Fifth Third Bank                                             05/01/21            5.32                635,000
     1,830,000  Keating Muething Klekamp
                LOC Fifth Third Bank                                             11/01/24            5.37              1,830,000
     3,187,000  KFDT L.P. - Series 2005
                LOC Fifth Third Bank                                             04/01/35            5.37              3,187,000
     4,715,000  Kingston Healthcare Company - Series 2003A
                LOC Fifth Third Bank                                             08/01/25            5.32              4,715,000
     1,715,000  Kingston Healthcare Company - Series 1998A
                LOC Fifth Third Bank                                             03/01/18            5.35              1,715,000


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                       06/01/27            5.33%        $      700,000
     4,090,000  Kool Capital, LLC
                LOC Michigan National Bank                                       04/01/29            5.49              4,090,000
     2,040,000  L3 Corporation - Series 2002
                LOC Fifth Third Bank                                             11/01/17            5.37              2,040,000
     4,575,000  Lakeland Income Properties, LLC - Series 2004
                LOC Federal Home Loan Bank                                       04/01/29            5.32              4,575,000
     5,315,000  Laurel County, KY Industrial Building RB
                (Consolidated Biscuit Company Project)
                LOC Fifth Third Bank                                             03/01/15            5.38              5,315,000
     1,740,000  Le Sportsac Inc. - Series 2005
                LOC Fifth Third Bank                                             11/01/14            5.37              1,740,000
       420,000  Lee County, FL Multifamily  HFA  RB
                (Crossings at Cape Coral Apartments Project) - Series 1999B
                LOC Suntrust Bank                                                06/01/14            5.42                420,000
     2,840,000  Lock Inns, Inc. - Series 2003
                LOC Bank of North Georgia                                        02/01/23            5.41              2,840,000
     1,695,000  Lockland Development Company Ltd. - Series 2000
                LOC US Bank, N.A.                                                07/01/20            5.40              1,695,000
       500,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC  US Bank, N.A.                                               09/01/17            5.50                500,000
     1,000,000  LRC - Meadows Investors LLC - Series 2004
                LOC JPMorgan Chase Bank, N.A.                                    12/01/34            5.41              1,000,000
     6,695,000  Madison, WI Community Development Authority RB
                (Block 89 Project) - Series 1996A                                01/01/19            5.32              6,695,000
     5,750,000  Madison, WI Community Development Authority RB
                (Block 89 Project) - Series 2000                                 07/01/20            5.32              5,750,000
       895,000  Manatee County, FL Multifamily HFA  RB - Series 2002B
                (La Mirada Gardens Project)
                LOC Suntrust Bank                                                11/01/33            5.32                895,000
     2,422,100  Materials Processing Inc. - Series 2004
                LOC Fifth Third Bank                                             09/01/34            5.37              2,422,100
     2,735,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building) - Series 1997
                LOC National City Bank                                           11/01/17            5.38              2,735,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
================================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    6,850,000  MBE Investment Company LLC - Series 2004-A
                LOC Comerica Bank                                                12/01/54            5.37%        $    6,850,000
     1,075,000  Miami River Stone Company - Series 2002
                LOC US Bank, N.A.                                                08/01/09            5.42              1,075,000
     1,130,000  Michigan City, IN (Consolidated Biscuit Company)
                LOC Fifth Third Bank                                             10/01/13            5.37              1,130,000
     2,015,000  Michigan HEFA (Hope College) - Series 1996M
                LOC Fifth Third Bank                                             10/01/16            5.37              2,015,000
       905,000  Milwaukee, WI (Historic Third Ward Parking Project)-Series 1999
                LOC Northern Trust Bank                                          09/01/28            5.42                905,000
     1,810,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries, Inc.) - Series 1995
                LOC Amsouth Bank                                                 06/01/10            5.32              1,810,000
       900,000  Mississippi Business Finance Corporation, IDRB
                (Colle Towing Project) - Series 2004
                LOC Regions Bank                                                 10/01/19            5.32                900,000
     4,800,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project) - Series 2004
                LOC Bank of America, N.A.                                        06/01/24            5.40              4,800,000
     2,850,000  Mississippi Business Finance Corporation IDRB
                (Wade Inc. Project) - Series 2006
                LOC Regions Bank                                                 02/01/21            5.32              2,850,000
     2,865,000  Mississippi Business Finance Corporation IDRB
                (TTW Farm Products Inc.)
                LOC Amsouth Bank                                                 11/01/11            5.32              2,865,000
     2,370,000  Montgomery Cancer Center LLC - Series 1997
                LOC Wachovia Bank, N.A.                                          10/01/12            5.32              2,370,000
     4,965,000  Montgomery County, PA (Kingswood Apartments Project)
                Collateralized by Federal National Mortgage Association          08/15/31            5.32              4,965,000
       865,000  Montgomery, AL IDB (The Jobs Company, LLC Project) -Series 1996C
                LOC Columbus Bank & Trust Company                                07/01/16            5.32                865,000
     2,100,000  Mount Carmel West Medical Office Building LP - Series 1999
                LOC National City Bank of Michigan/Illinois                      08/01/19            5.38              2,100,000
     1,800,000  Mrs. K.C. Jordan & Associates, Inc.
                LOC Fifth Third Bank                                             04/01/23            5.37              1,800,000
     2,900,000  Nebar Investments, LLC  - Series 2005
                LOC Fifth Third Bank                                             07/01/50            5.37              2,900,000



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================



     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,615,000  New Lexington Clinic, P.S.C. - Series 2003
                LOC Fifth Third Bank                                             05/01/18            5.37%        $    1,615,000
     1,700,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31            5.34              1,700,000
     1,600,000  NO S Properties, LLC - Series 2004
                LOC Fifth Third Bank                                             08/01/24            5.37              1,600,000
     7,200,000  North Lagoon Partners, Inc. - Series 2004
                LOC Columbus Bank & Trust Company                                10/01/29            5.32              7,200,000
     1,775,000  NPI Capital, LLC - Series 1999A
                LOC Michigan National Bank                                       07/01/29            5.42              1,775,000
     7,060,000  Nugent Sand Company - Series 1999
                LOC National City Bank of Kentucky                               11/01/11            5.38              7,060,000
     6,900,000  Olathe, KS IDRB ( Diamant Boart Project) - Series 1997B
                LOC Svenska Handelsbanken                                        03/01/27            5.47              6,900,000
     5,840,000  Opelika IDA (Opelika Industrial Park Project) - Series 1998A
                Insured by MBIA Insurance Corp.                                  06/01/23            5.34              5,840,000
     1,225,000  Ordeal Properties LLC - Series 1997
                LOC KeyBank, N.A.                                                10/01/12            5.37              1,225,000
     1,010,000  Oswego County, NY IDA Civic Facilities
                (OH Properties, Inc Project - B)
                LOC Manufacturers & Traders & Trust Co.                          06/01/24            5.37              1,010,000
     2,475,000  Oxmoor West, LLC - Series 2006
                LOC First Commercial Bank                                        04/01/26            5.32              2,475,000
     2,220,000  Parisi Investment, LP & Supply Co. - Series 1998
                LOC US Bank, N.A.                                                05/01/18            5.35              2,220,000
       970,000  PBSI Properties, LLC - Series 2004
                LOC Huntington National Bank                                     03/01/34            5.45                970,000
     1,750,000  Peachtree Crest Professional Offices - Series 2003
                LOC Bank of North Georgia                                        03/01/23            5.42              1,750,000
     3,900,000  Pennsylvania Economic Development Finance Authority
                (Repete Associates Project) - Series 2005 B3
                LOC PNC Bank,N.A.                                                08/01/25            5.34              3,900,000
     3,300,000  Radiation Oncology Partners, LLP
                LOC SouthTrust Bank                                              08/01/18            5.32              3,300,000
     4,015,000  Rawcar Group, LLC - Series 2006
                LOC National City Bank of the Midwest                            04/01/36            5.38              4,015,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
================================================================================


     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,435,000  Realty Holdings Co. LLC - Series 2004
                LOC Fifth Third Bank                                             05/01/24            5.37%        $    2,435,000
     3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                LOC Comerica Bank                                                06/01/33            5.38              3,490,000
     3,965,000  Rockwood Quarry LLC - Series 2002
                LOC Fifth Third Bank                                             12/01/22            5.35              3,965,000
     3,330,000  Rogers Bridge Road & Southern Properties, LLC - Series 2002
                LOC Bank of North Georgia                                        01/01/23            5.47              3,330,000
       730,000  S & L Plastic Inc.
                LOC Fleet Bank                                                   07/01/08            5.37                730,000
     1,035,000  S & S Partnership (Model Graphics) - Series 1999
                LOC US Bank                                                      09/01/19            5.45              1,035,000
     1,295,000  Sand Run Nursery & Preserve LLC - Series 2004
                LOC US Bank,N.A.                                                 03/01/24            5.42              1,295,000
     2,425,000  Savoy Properties, Ltd. - Series 2000
                LOC KeyBank,N.A.                                                 08/01/20            5.37              2,425,000
     2,800,000  Security Self-Storage, Inc. - Series 2005
                LOC Fifth Third Bank                                             05/01/35            5.37              2,800,000
     4,085,000  Security Self-Storage, Inc. - Series 1999
                LOC Bank One                                                     02/01/19            5.38              4,085,000
     3,330,000  Servaas, Inc. - Series 2003
                LOC Fifth Third Bank                                             03/01/13            5.37              3,330,000
     3,145,000  Shepherd Capital LLC
                LOC Fifth Third Bank                                             03/15/49            5.49              3,145,000
     4,550,000  Smugglers Notch Management Company, Ltd. and
                Smugglers Notch Investment Company, Ltd. - Series 2000
                LOC KeyBank,N.A.                                                 09/01/15            5.37              4,550,000
       600,000  Southern Central Communications Corporation - Series 2003
                LOC Fifth Third Bank                                             04/01/18            5.35                600,000
    13,000,000  Southern Ute Indian Tribe Reservation                            01/01/27            5.38             13,000,000
     1,660,000  Southern Orthopaedic Properties LLC - Series 2001
                LOC Columbus Bank & Trust Company                                10/01/21            5.32              1,660,000
     2,700,000  Southwestern Ohio Steel, Inc.
                LOC US Bank, N.A.                                                04/01/08            5.41              2,700,000
     1,260,000  Stallard-Schrier Family LP - Series 1996
                LOC Fifth Third Bank                                             09/01/16            5.42              1,260,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================



     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      980,000  State Crest Ltd. - Series 2000
                LOC Fifth Third Bank                                             06/01/23            5.37%        $      980,000
     5,001,000  Stonegate-Partners I, LLC (Stonegate Partners Project)
                - Series 2002
                LOC US Bank, N.A.                                                06/01/34            5.38              5,001,000
       845,000  T.D. Management Ltd. - Series 1996
                LOC Fifth Third Bank                                             01/01/11            5.42                845,000
     2,200,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                LOC Fifth Third Bank                                             09/01/23            5.37              2,200,000
     2,575,000  Tant Real Estate, LLC - Series 2003
                LOC Columbus Bank & Trust Company                                03/01/23            5.32              2,575,000
     3,160,000  Taylor Station Surgery Center Project - Series 2002
                LOC National City Bank                                           12/01/22            5.38              3,160,000
     7,125,000  Thayer Properties II, LLC - Series 2001
                LOC Columbus Bank & Trust Company                                09/01/21            5.39              7,125,000
     1,710,000  The Home City Ice Company & HC Transport, Inc., Series - 2004
                LOC U.S.  Bank N.A.                                              05/01/19            5.50              1,710,000
     5,780,000  The Shoppes at Edgewater - Series 2003
                LOC Amsouth Bank                                                 01/01/23            5.32              5,780,000
     6,980,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                          06/01/24            5.40              6,980,000
     1,820,000  Tisdel Holdings Inc. - Series 2000
                LOC Huntington National Bank                                     09/01/20            5.50              1,820,000
     2,875,000  Town of Islip, NY IDA (Brentwood Real Estate LLC) - Series 2000
                LOC Citibank, N.A.                                               11/01/20            5.35              2,875,000
     6,170,000  Triple Crown Investments, LLC - Series 2004
                LOC Federal Home Loan Bank of Dallas                             08/01/25            5.32              6,170,000
     1,960,000  Trotman Bay Minette, Inc. - Series 2000
                LOC Columbus Bank & Trust Company                                01/01/21            5.32              1,960,000
     2,640,000  Twelfth Street Partners, LLC - Series 2005
                LOC Fifth Third Bank                                             04/01/25            5.37              2,640,000
     4,550,000  Unico Alloys & Metals - Series 2004
                LOC National City Bank                                           08/01/24            5.35              4,550,000
       795,000  Vincent Enterprise & Partners - Series 2000
                LOC KeyBank, N.A.                                                03/01/20            5.37                795,000
     1,590,000  Vista Funding Corporation - Series 1997A
                LOC Fifth Third Bank                                             07/01/15            5.40              1,590,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
================================================================================



     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Variable Rate Demand Instruments (j) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      700,000  Walt Sweeney Ford - Series 1996
                LOC Fifth Third Bank                                             01/01/12            5.45%        $      700,000
       545,000  Warrior Roofing Manufacturing, Inc. - Series 2001
                LOC Columbus Bank & Trust Company                                09/01/26            5.44                545,000
     3,720,000  Watson's Dayton Properties, LLC - Series 2002A
                LOC US Bank, N.A.                                                07/01/18            5.40              3,720,000
     7,020,000  Wellington Green LLC - Series 1999
                LOC Charter One Bank                                             04/01/29            5.37              7,020,000
     9,200,000  Wellstone Mills LLC - Series 2004A
                LOC PNC Bank, N.A.                                               12/15/24            5.37              9,200,000
     3,400,000  West Coast Pack, LLC - Series 2005
                LOC LaSalle Bank, N.A.                                           07/01/35            5.38              3,400,000
     1,800,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.)
                - Series 1997
                LOC Wachovia Bank, N.A.                                          10/01/28            5.44              1,800,000
       495,000  Westchester Presbyterian Church
                LOC US Bank, N.A.                                                09/01/13            5.50                495,000
     4,900,000  Willow Creek Interest LLC, OH - Series 2005
                LOC Fifth Third Bank                                             04/01/25            5.37              4,900,000
     1,410,000  Wilmington Iron & Metal Company - Series 1999
                LOC Bank One                                                     08/01/14            5.41              1,410,000
     4,341,236  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                           01/01/11            5.34              4,341,236
     8,125,000  Winder-Barrow Industrial Building Authority
                (The Concrete Company Project) - Series 2000
                LOC Columbus Bank & Trust Company                                02/01/20            5.32              8,125,000
       990,000  Windsor Medical Center, Inc. - Series 1997
                LOC Federal Home Loan Bank                                       12/03/18            5.38                990,000
     1,000,000  Word of Deliverence - Series 2004
                LOC Fifth Third Bank                                             12/01/24            5.37              1,000,000
--------------                                                                                                    --------------
   526,450,836  Total Variable Rate Demand Instruments                                                               526,450,836
--------------                                                                                                    --------------
Yankee Certificates of Deposit (15.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Bayerische Hypo-Und Verinsbank                                   05/09/07            5.29%        $   25,000,000
    50,000,000  Deutsche Zentral - Genossenschafts Bank                          04/13/07            5.30             50,000,000
    40,000,000  Deutsche Zentral - Genossenschafts Bank                          04/26/07            5.29             40,000,000
    50,000,000  HBOS PLC                                                         06/04/07            5.42             50,000,000
    75,000,000  Standard Chartered PLC                                           05/10/07            5.29             75,000,000
    30,000,000  Toronto Dominion                                                 04/13/07            5.31             29,999,863


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


================================================================================



     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Yankee Certificates of Deposit (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Union Bank of Switzerland                                        05/07/07            5.29%        $   30,000,000
--------------                                                                                                    --------------
   300,000,000  Total Yankee Certificates of Deposit                                                                 299,999,863
--------------                                                                                                    --------------
                Total Investments (98.68%) (Cost $1,952,665,182+)                                                  1,952,665,182
                Cash and other assets, net of liabilities (1.32%)                                                     26,126,306
                                                                                                                  --------------
                Net Assets (100.00%)                                                                              $1,978,791,488
                                                                                                                  ==============


                +  Aggregate cost for income tax purposes is identical.

FOOTNOTES:
(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b) The interest rate changes daily based upon Federal funds target plus 0.065%.

(c) The interest rate changes daily based upon Federal funds target plus 0.09%.

(d) The interest rate changes daily based upon Federal funds open plus 0.14%.

(e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR Plus 0.05%; weekly put at par.

(f) The  interest  rate is  adjusted  monthly  based  upon one month  LIBOR plus
    0.125%.

(g) The interest rate changes daily based upon Federal funds target plus 0.10%.

(h) The  interest  rate is  adjusted  monthly  based upon one month  LIBOR minus
    0.035%.

(i) The interest rate is adjusted monthly based upon one month LIBOR plus 0.08%.

(j) These securities have a 7-day put feature exercisable by the Fund at par value. Rate changes weekly.


KEY:
BAN      =    Bond Anticipation Note                       IDA    =    Industrial Development Authority
EDRB     =    Economic Development Revenue Bond            IDB    =    Industrial Development Bond
GNMA     =    Government National Mortgage Association     IDRB   =    Industrial Development Revenue Bond
GO       =    General Obligation                           LOC    =    Letter of Credit
HEFA     =    Health & Education Facilities Authority      RB     =    Revenue Bond
HFA      =    Housing Finance Authority



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
MARCH 31, 2007
================================================================================


-------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Less than 31 Days                   $ 1,673,376,482              85.70%
  31 through 60 Days                      226,238,194              11.58
  61 through 90 Days                       51,500,506               2.64
  91 through 120 Days                             -0-                -0-
  121 through 180 Days                      1,550,000               0.08
  Over 180 Days                                   -0-                -0-
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total                               $ 1,952,665,182             100.00%
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------










--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
================================================================================



     Face                                                                        Maturity           Current           Value
    Amount                                                                         Date            Coupon (a)        (Note 1)
-----------                                                                       ------           ----------        --------
Floating Rate Securities (9.75%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Student Loan Marketing Assocition                                07/25/07            5.58%        $    5,003,973
--------------                                                                                                    --------------
     5,000,000  Total Floating Rate Securities                                                                         5,003,973
--------------                                                                                                    --------------
Loan Participation (7.79%)
-----------------------------------------------------------------------------------------------------------------------------------
$    4,000,000  Army and Air Force Exchange Service with
                JP Morgan Chase & Company                                        04/18/07            5.31%        $    4,000,000
--------------                                                                                                    --------------
     4,000,000  Total Loan Participation                                                                               4,000,000
--------------                                                                                                    --------------
Repurchase Agreement (19.48%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  UBS Securities, LLC, purchased on 03/30/07,
                repurchase proceeds at maturity $10,004,442
                (Collateralized by $8,618,000, FNMA, 4.50% to 5.00%,
                due 07/15/13 to 02/13/07, value $10,204,154)                     04/02/07            5.33%        $   10,000,000
--------------                                                                                                    --------------
    10,000,000  Total Repurchase Agreement                                                                            10,000,000
--------------                                                                                                    --------------
U.S. Government Agency Bonds (11.51%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Federal Home Loan Bank                                           04/04/07            5.23%        $    5,000,000
       910,000  Federal Home Loan Bank                                           08/15/07            5.25                904,810
--------------                                                                                                    --------------
     5,910,000  Total U.S. Government Agency Bonds                                                                     5,904,810
--------------                                                                                                    --------------
U.S. Government Agency Discount Notes (50.81%)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,580,000  Federal Farm Credit  Bank                                        04/05/07            5.17%        $    2,578,521
     5,000,000  Federal Home Loan Bank                                           04/02/07            5.00              4,999,305
     5,000,000  Federal Home Loan Bank                                           04/04/07            5.10              4,997,875
     3,100,000  Federal Home Loan Bank                                           04/11/07            5.16              3,095,557
     3,000,000  Federal Home Loan Mortgage Corporation                           04/13/07            5.34              2,994,900
     1,843,000  Federal Home Loan Mortgage Corporation                           05/29/07            5.26              1,827,960
     2,760,000  Federal National Mortgage Association                            05/23/07            5.29              2,739,664
     1,015,000  Federal National Mortgage Association                            05/31/07            5.27              1,006,398
     1,856,000  Federal National Mortgage Association                            06/01/07            5.21              1,840,150
--------------                                                                                                    --------------
    26,154,000  Total U.S. Government Agency Discount Notes                                                           26,080,330
--------------                                                                                                    --------------
                Total Investments (99.34%) (Cost $50,989,113+)                                                        50,989,113
                Cash and other assets, net of liabilities (0.66%)                                                        339,118
                                                                                                                  --------------
                Net Assets (100.00%)                                                                              $   51,328,231
                                                                                                                  ==============


 +   Aggregate cost for federal income tax purposes is identical.
(a) The interest rate shown reflects the security's yield, unless coupon is available.

KEY:
FNMA      =    Federal National Mortgage Association

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S GOVERNMENT FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
MARCH 31, 2006
================================================================================

-------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Less than 31 Days                   $  42,670,130               83.69%
  31 through 60 Days                      4,567,625                8.96
  61 through 90 Days                      2,846,548                5.58
  91 through 120 Days                           -0-                 -0-
  121 through 180 Days                      904,810                1.77
  Over 180 Days                                 -0-                 -0-
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total                               $  50,989,113              100.00%
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                         Maturity    Current    Value              Standard
   Amount                                                                          Date     Coupon (b) (Note 1)   Moody's  & Poor's
----------                                                                        ------    ----------  ------    -------  --------
Put Bonds (c) (14.79%)
-----------------------------------------------------------------------------------------------------------------------------------
$      965,000  City of Dayton, KY Industrial Building RB
                (RADAC Corporation Project) - Series 1994C
                LOC Fifth Third Bank                                             04/02/07    4.10%   $   965,000     P-1       A-1+
     2,500,000  Michigan Strategic Fund Limited Obligation RB
                (Donnelly Corporation Project) - Series B
                LOC Bank of Nova Scotia                                          04/02/07    3.80      2,500,000     P-1       A-1+
     1,440,000  Michigan Oakland County EDC RB
                (Orchard-Maple Project) (d)
                LOC LaSalle National Bank                                        05/15/07    3.98      1,440,000
     2,000,000  West Virginia Housing Development Fund Housing Finance
                Bonds - 2006 Series B                                            04/09/07    3.67      2,000,000   VMIG-1      A-1+
--------------                                                                                       -----------
     6,905,000  Total Put Bonds                                                                        6,905,000
--------------                                                                                       -----------
Tax Exempt General Obligation Notes & Bonds (d) (39.81%)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  Connecticut State - Series B                                     06/01/07    4.01%   $ 1,993,359
     1,900,000  Constantine, MI Public Schools TRAN                              08/20/07    3.80      1,904,965
     1,425,000  Covington, KY Independent School District TRAN                   06/29/07    4.08      1,425,000
     3,500,000  D.C. Everest Area School District                                08/27/07    3.92      3,500,106
     1,500,000  Elkhorn, WI Area School District TRAN                            08/24/07    3.73      1,500,399
       700,000  Fairborn, OH BAN                                                 08/23/07    3.80        701,878
     1,000,000  Fall Creek, WI School District                                   09/21/07    3.75      1,000,000
       550,000  Lake Mills, WI Area School District TRAN                         08/30/07    3.75        550,546
     1,500,000  North St. Paul Maplewood Oakdale, MN
                Independent School District No. 622                              08/13/07    3.85      1,503,426
     1,500,000  St. Clairsville, OH BAN                                          04/26/07    3.85      1,500,320
     1,500,000  Vandalia, OH BAN                                                 08/24/07    3.80      1,500,000
     1,500,000  Western School Building Corporation, IN BAN                      08/01/07    3.80      1,500,000
--------------                                                                                       -----------
    18,575,000  Total Tax Exempt General Obligation Notes & Bonds                                     18,579,999
--------------                                                                                       -----------
Variable Rate Demand Instruments (e) (41.54%)
-----------------------------------------------------------------------------------------------------------------------------------
$      250,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
                LOC Columbus Bank & Trust Company                                09/01/27    3.86%   $   250,000               A-1
     1,700,000  Cincinnati & Hamilton County, OH Port Authority EDRB
                LOC Fifth Third Bank                                             09/01/25    3.88      1,700,000               A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
================================================================================


                                                                                                                    Ratings (a)
                                                                                                                  -----------------
    Face                                                                         Maturity    Current    Value              Standard
   Amount                                                                          Date     Coupon (b) (Note 1)   Moody's  & Poor's
----------                                                                        ------    ----------  ------    -------  --------
Page 22
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      100,000  City of Pulaski and Giles County, TN IDRB
                (Martin Methodist College Project) - Series 2004
                LOC Amsouth Bank                                                 01/01/24     3.68%   $   100,000  VMIG-1
     2,500,000  Carroll County, GA Development Authority RN
                LOC Branch Bank & Trust                                          01/18/27     3.78      2,500,000  VMIG-1
       925,000  Clipper Tax Exempt Trust COPs - (Multistate) - Series 1999-3     08/01/07     3.80        925,000  VMIG-1
     1,000,000  Connecticut State HEFA RB University Issue
                (Qunnipiac University) - Series 2001F
                Insured by Radian Asset Assurance                                07/01/31     3.73      1,000,000              A-1+
     1,000,000  Cook County, IL                                                  11/01/33     3.65      1,000,000  VMIG-1      A-1+
     2,000,000  Greenwood County, SC
                (Fuji Photo Film, Inc. Project) - Series 2004                    09/01/11     3.83      2,000,000              A-1+
     1,550,000  Iredell County, NC Industrial Facilities
                & Pollution Control Funding
                LOC Branch Bank & Trust (d)                                      11/01/31     3.78      1,550,000
       675,000  Merlots Trust - Series 2000YYY
                (Mississippi Home Corporation Single Family Program)
                Collateralized by Government National Mortgage Association       12/01/31     3.74        675,000  VMIG-1
     1,200,000  Orange County, FL HFA   - Series G
                LOC Bank of America, N.A.                                        03/01/35     3.79      1,200,000  VMIG-1      A-1+
     2,000,000  Pennsylvania EDFA (Amtrak Project) - Series 2001B
                LOC JPMorgan Chase Bank, N.A.                                    11/01/41     3.73      2,000,000  VMIG-1      A-1+
       995,000  Tuscaloosa County, AL IDRB
                (Automotive Corridor, LLC Expansion Project) - Series 2004
                LOC Regions Bank                                                 11/01/24     3.80        995,000    P-1       A-1
     1,495,000  Tuscaloosa County, AL IDRB
                (Automotive Corridor, LLC Expansion Project) - Series 2001
                LOC Regions Bank                                                 10/01/21     3.80      1,495,000    P-1       A-1
     1,000,000  Utah Housing Corporation Single Family
                Mortgage Bonds - Series C Class 1                                07/01/34     3.71      1,000,000  VMIG-1      A-1+
     1,000,000  Washington State HFC Putters - Series 1335
                LOC GNMA/FNMA/FHLMC                                              12/01/09     3.75      1,000,000  VMIG-1
--------------                                                                                        -----------
    19,390,000  Total Variable Rate Demand Instruments                                                 19,390,000
--------------                                                                                        -----------
                Total Investments (96.14%) (Cost $44,874,999+)                                         44,874,999
                Cash and other assets, net of liabilities (3.86%)                                       1,802,401
                                                                                                      -----------
                Net Assets (100.00%)                                                                  $46,677,400
                                                                                                      ===========
                +   Aggregate cost for income tax purposes is identical.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
BAN      =    Bond Anticipation Note                       HEFA   =    Health and Education Facilities Authority
COPs     =    Certificates of Participation                HFA    =    Housing Finance Authority
EDC      =    Economic Development Corporation             HFC    =    Housing Finance Commission
EDFA     =    Economic Development Finance Authority       IDRB   =    Industrial Development Revenue Bond
EDRB     =    Economic Development Revenue Bond            LOC    =    Letter of Credit
FHLMC    =    Federal Home Loan Mortgage Corporation       MHRB   =    Multi-Family Housing Revenue Bond
FNMA     =    Federal National Mortgage Association        RB     =    Revenue Bond
GNMA     =    Government National Mortgage Association     RN     =    Revenue Note
HDA      =    Housing Development Authority                TRAN   =    Tax and Revenue Anticipation Note



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
MARCH 31, 2007
================================================================================


--------------------------- ---------------------------- ----------------------
          States                       Value                     % of Portfolio
--------------------------- ---------------------------- ----------------------
Alabama                             $   2,740,000                      6.11%
Connecticut                             2,993,359                      6.67
Florida                                 1,200,000                      2.67
Georgia                                 2,500,000                      5.57
Illinois                                1,000,000                      2.23
Indiana                                 1,500,000                      3.34
Kentucky                                2,390,000                      5.33
Michigan                                5,844,965                     13.02
Minnesota                               1,503,426                      3.35
Mississippi                               675,000                      1.50
North Carolina                          1,550,000                      3.45
Ohio                                    5,402,198                     12.04
Pennsylvania                            2,000,000                      4.46
South Carolina                          2,000,000                      4.46
Tennessee                                 100,000                      0.22
Utah                                    1,000,000                      2.23
Washington                              1,000,000                      2.23
West Virginia                           2,000,000                      4.46
Wisconsin                               6,551,051                     14.60
Other Territories                         925,000                      2.06
-------------------------------------------------------------------------------
--------------------------- ---------------------------- ----------------------
Total                               $  44,874,999                   100.00%
--------------------------- ---------------------------- ----------------------

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2007
================================================================================



                                               Cortland General           U.S. Government             Municipal Money
                                               Money Market Fund              Fund                     Market Fund
                                           ----------------------    --------------------       ---------------------
ASSETS:
  Investments in securities, at
        amortized cost (Note 1).........   $     1,877,665,182       $         40,989,113       $          44,874,999
  Repurchase Agreements.................            75,000,000                 10,000,000                         -0-
  Cash..................................             4,131,493                    243,715                   1,198,292
  Accrued interest receivable...........            23,675,239                    123,142                     648,320
  Prepaid expenses......................                26,316                      1,802                       1,198
  Other assets..........................                20,898                      6,569                          36
                                           -------------------       --------------------       ---------------------
      Total Assets......................         1,980,519,128                 51,364,341                  46,722,845
                                           -------------------       --------------------       ---------------------
LIABILITIES:
  Payable to affiliates*................             1,725,417                     36,108                      41,599
  Accrued expenses......................                   -0-                        -0-                       3,829
  Dividends payable.....................                   -0-                          2                          17
  Other payable.........................                 2,223                        -0-                         -0-
                                           -------------------       --------------------       ---------------------
      Total Liabilities.................             1,727,640                     36,110                      45,445
                                           -------------------       --------------------       ---------------------
  Net assets............................   $     1,978,791,488       $         51,328,231       $          46,677,400
                                           -------------------       --------------------       ---------------------
SOURCE OF NET ASSETS:
  Net capital paid in on shares
       of capital stock (Note 3)........   $     1,978,792,797       $         51,330,649       $          46,684,476
  Accumulated net investment income.....                   -0-                        -0-                       6,789
  Accumulated net realized gain (loss)..                (1,309)                    (2,418)                    (13,865)
                                           -------------------       --------------------       ---------------------
  Net assets............................   $     1,978,791,488       $         51,328,231       $          46,677,400
                                           -------------------       --------------------       ---------------------
  Net asset value, per share (Note 3):
  Cortland General Money Market:
    Cortland shares, ($471,363,205 applicable to 471,363,552 shares outstanding)                            $    1.00
                                                                                                            =========
    Short Term Fund shares, ($32,104,675 applicable to 32,104,699 shares outstanding)                       $    1.00
                                                                                                            =========
    Xpress shares, ($1,475,323,608 applicable to 1,475,324,695 shares outstanding)                          $    1.00
                                                                                                            =========
  Cortland U.S. Government:
    Cortland shares, ($51,328,231 applicable to 51,330,649 shares outstanding)                              $    1.00
                                                                                                            =========
  Cortland Municipal Money Market:
    Cortland shares, ($46,677,400 applicable to 46,705,944 shares outstanding)                              $    1.00
                                                                                                            =========
*   Including fees payable to Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007
================================================================================



                                                   Cortland General           U.S. Government         Municipal Money
                                                   Money Market Fund              Fund                 Market Fund
                                               ----------------------    --------------------       -----------------

INVESTMENT INCOME
Income:
Interest.....................................       $238,578,235              $ 13,522,789             $  6,622,709
                                                    ------------              ------------             ------------
Expenses: (Note 2)

Investment management fee....................         33,863,952                 1,955,578                1,360,406
Distribution fee (Cortland Shares)...........          2,960,054                   344,774                  234,422
Distribution fee (Short Term Fund Shares)....             88,002                     --                      --
Distribution fee (Advantage Shares)..........          4,968,830                   316,598                  225,460
Distribution fee (Xpress Shares).............          3,423,939                     --                      --
Shareholder servicing fee (Advantage Shares).          4,968,830                   316,598                  225,460
Shareholder servicing fee (Xpress Shares)....          3,423,939                     --                      --
Directors' fees and expenses.................            121,947                    16,834                   14,647
Other........................................            252,966                     5,091                  (13,614)
                                                    ------------               -----------             ------------
    Total expenses...........................         54,072,459                 2,955,473                2,046,781
    Less:  Fees waived (Note 2)..............         (4,551,189)                 (291,158)                (207,423)
                                                    ------------               -----------             ------------
Net expenses.................................         49,521,270                 2,664,315                1,839,358
                                                    ------------               -----------             ------------
Net investment income .......................        189,056,965                10,858,474                4,783,351


REALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain (loss) on investments......             29,094                    (2,418)                  (5,028)
                                                    ------------              -------------            ------------
Increase in net assets from operations.......       $189,086,059              $  10,856,056            $  4,778,323
                                                    ============              =============            ============




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2007 AND 2006
================================================================================



                                         Cortland General                  U.S. Government                Municipal Money
                                        Money Market Fund                       Fund                        Market Fund
                                   ------------------------------     ----------------------------    ---------------------------
                                        2007            2006             2007            2006            2007           2006
                                   -------------   --------------     -------------   ------------    ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
Net investment income.............$  189,056,965   $  135,576,638     $  10,858,474   $  9,816,111    $  4,783,351   $  4,097,394
Net realized gain (loss) on
    investments...................        29,094              312            (2,418)        -0-             (5,028)        (2,048)
                                  --------------   --------------     -------------   ------------    ------------   ------------
Increase in net assets
    from operations...............   189,086,059      135,576,950        10,856,056      9,816,111       4,778,323      4,095,346
Dividends to shareholders from
    net investment income:
Cortland Shares...................   (49,978,927)     (35,038,308)       (5,691,755)    (4,405,987)     (2,473,756)+   (1,975,545)+
Short Term Fund Shares............    (1,479,005)      (1,389,115)            --            --              --             --
Advantage Shares..................   (82,976,116)     (73,138,328)       (5,166,719)    (5,410,124)     (2,309,595)+   (2,121,849)+
Xpress Shares.....................   (54,622,917)     (26,010,887)            --            --              --             --
                                  --------------   --------------     -------------   ------------    ------------   ------------
Total dividend to shareholders     (189,056,965 )    (135,576,638)      (10,858,474)    (9,816,111)     (4,783,351)+   (4,097,394)+
Distributions to shareholders
  from realized gains on
  investments:
Cortland Shares...................        (7,284)             (80)           -0-            -0-             -0-           -0-
Short Term Fund Shares............          (222)              (3)           --             --              --            --
Advantage Shares..................       (15,543)            (168)           -0-            -0-             -0-           -0-
Xpress Shares.....................        (7,503)             (61)           --             --              --            --
                                  --------------   --------------     -------------   ------------    ------------   ------------
Total distribution to shareholders       (30,552)            (312)           -0-            -0-             -0-           -0-
Capital share transactions (Note 3):
Cortland Shares...................  (820,343,893)      19,955,501      (113,826,685)   (29,732,294)    (75,772,841)     1,725,158
Short Term Fund Shares............    (8,379,124)     (20,298,694)           --             --              --            --
Advantage Shares..................(2,769,927,818)      77,525,799      (202,118,561)    (8,110,732)   (129,648,857)     3,504,825
Xpress Shares.....................   256,536,970      414,849,667           --              --              --            --
                                  --------------   --------------     -------------   ------------    ------------   ------------
Total capital share transactions  (3,342,113,865)     492,032,273      (315,945,246)   (37,843,026)   (205,421,698)     5,229,983
                                  --------------   --------------     -------------   ------------    ------------   ------------
Total increase (decrease).........(3,342,115,323)     492,032,273      (315,947,664)   (37,843,026)   (205,426,726)     5,227,935
Net assets:
Beginning of year................. 5,320,906,811    4,828,874,538       367,275,895    405,118,921     252,104,126    246,876,191
                                  --------------   --------------     -------------   ------------    ------------   ------------
End of year.......................$1,978,791,488   $5,320,906,811     $  51,328,231   $367,275,895    $ 46,677,400   $252,104,126
                                  ==============   ==============     =============   ============    ============   ============
Undistributed net
    investment income.............$      -0-       $      -0-         $      -0-      $     -0-       $      6,789   $     -0-
                                  ==============   ==============     =============   ============    ============   ============


+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Summary of Accounting Policies

Cortland Trust, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds (the "Funds"), the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. The Cortland General Money Market Fund has four classes of stock authorized,
Cortland Shares, Short Term General Fund - General Shares ("Short Term Fund Shares"), Advantage Primary Liquidity Fund Shares ("Advantage Shares") and money market Xpress fund Shares ("Xpress Shares"). The U.S Government Fund has two classes of stock authorized, Cortland Shares and Advantage Government Liquidity Fund Shares. The Municipal Money Market Fund has two classes of stock authorized, Cortland Shares and Advantage Municipal Liquidity Fund Shares. All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Advantage and Xpress Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Short Term Fund Shares, Advantage Shares and Xpress Shares commenced operations on September 5, 2002, November 22, 2002 and September 17, 2004, respectively. The Advantage Shares liquidated on December 15, 2006. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the Cortland Shares, Short Term Fund Shares, Advantage Shares and Xpress Shares represent the same interest in the income and assets of each fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method,a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

   b) Repurchase Agreements -
     The Cortland General Money Market Fund and U.S. Government Fund may enter into repurchase agreements. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) Federal Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
1. Summary of Accounting Policies (Continued)

   d) Dividends and Distributions -
   Dividends from net investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
   Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

   e) Use of Estimates -
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   f) General -
   Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund, Advantage and Xpress Shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Advantage and Xpress Shares' average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the year ended March 31, 2007, the Distributor voluntarily waived the following fees:


Cortland General Money                                                                             Municipal Money
                                                   Market Fund          U.S. Government Fund         Market Fund
                                                   -----------          --------------------       ---------------
Distribution fees - Short Term Fund Shares                $658                      --                      --
Distribution fees - Advantage Shares                $4,471,947              $  278,607               $ 207,423
Distribution fees - Xpress Shares                      $78,584                      --                      --
Distribution fees - Cortland Shares                         --              $   12,551                      --
The Distributor has no right to recoup prior fee waivers.


Fees are paid to Directors who are unaffiliated with the Manager on the basis of $24,000 per annum plus $2,000 for each Board of Directors' meeting attended. All Directors' fees and expenses are allocated based on the average net assets of each Fund.

Effective January 1, 2007, the Directors of the Company not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director will also receive a fee of $1,500 for each Board of Directors or committee meeting held telephonically. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager and for purposes of determining which funds in the Reich & Tang complex will bear the related expense of Independent Directors' fees, California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., the Daily Income Fund, and the New Jersey Municipal Income Fund, Inc. are collectively referred to as, the Combined Funds, and the Cortland Trust, Inc. is referred to as, the Cortland Funds. Mr. Dowden, Mr. Frischling, Mr. Lerner and Mr. Schultz will have their fees allocated among the Combined Funds and the Cortland Funds in accordance with the Manager's discretion. Directors who are affiliated with the Manager do not receive compensation from the Fund.

Included in the Statements of Operations under the caption "Other Expenses" were fees of $6,001 paid to the Distributor for sub-accounting and administration services for the Short Term Fund Shares of Cortland General Money Market Fund. The Distributor receives a fee at an annual rate of up to 0.10% of the daily average net assets of Short Term Fund Shares of Cortland General Money Market Fund. For the year ended March 31, 2007 these fees amounted to an annual rate of 0.02% of the Short Term Fund Shares of Cortland General Money Market Fund.

3. Compensating Balance Agreement

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

4. Capital Stock
The shares outstanding in the Cortland General Money Market Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 2007, there were 1,926,224 Pilgrim Shares outstanding, with a net asset value of $1.00 per share, included in the Cortland Shares.

At March 31, 2007, 11 billion shares of $.001 par value stock of the Company were authorized, of which 8 billion are designated as Cortland General Money Market Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Money Market Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:


                          Cortland General Money                                                 Municipal Money
                                 Market Fund                 U.S. Government Fund                   Market Fund
                        -----------------------------     ----------------------------     -----------------------------
                        For the Year   For the Year       For the Year    For the Year     For the Year     For the Year
                            Ended          Ended              Ended           Ended            Ended            Ended
                          March 31       March 31,          March 31        March 31,        March 31         March 31,
                            2007           2006               2007            2006             2007             2006
                        -------------  --------------     -------------   ------------     -------------     ------------
Cortland Shares
Shares sold............ 4,854,935,809   4,958,846,631       666,396,216    898,983,109       625,075,186      690,540,326
Dividends reinvested...    49,837,566      34,986,709         5,688,155      4,402,105         2,472,072        1,973,080
Shares redeemed........(5,725,117,268) (4,973,877,839)     (785,911,056)  (933,117,508)     (703,320,099)    (690,788,248)
                        -------------   -------------      ------------   ------------      ------------     ------------
Net increase(decrease).  (820,343,893)     19,955,501      (113,826,685)   (29,732,294)      (75,772,841)       1,725,158
                        =============   =============      ============   ============      ============     ============
Short Term Fund Shares
Shares sold............    70,010,898      90,025,494
Dividends reinvested...     1,478,060       1,387,781
Shares redeemed........   (79,868,082)   (111,711,969)
                        -------------   -------------
Net increase(decrease).    (8,379,124)    (20,298,694)
                        =============   =============
Advantage Shares
Shares sold............ 2,595,760,417   2,437,211,426       256,330,858    417,343,894       277,930,170      348,035,308
Dividends reinvested...    82,650,244      73,075,136         5,152,772      5,404,181         2,302,083        2,119,099
Shares redeemed........(5,448,338,479) (2,432,760,763)     (463,602,191)  (430,858,807)     (409,881,110)    (346,649,582)
                        -------------   -------------      ------------   ------------      ------------     ------------
Net increase(decrease).(2,769,927,818)     77,525,799      (202,118,561)    (8,110,732)     (129,648,857)       3,504,825
                        =============   =============      ============   ============      ============     ============
Xpress Shares
Shares sold............ 1,973,279,108   3,436,456,050
Dividends reinvested...    54,604,886      26,002,447
Shares redeemed........(1,771,347,024) (3,047,608,830)
                        -------------   -------------
Net increase(decrease).   256,536,970     414,849,667
                        =============   =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


5. Tax Information
The tax character of all distributions paid during the years ended March 31, 2007and 2006 were as follows:


                          Cortland General Money                                                   Municipal Money
                               Market Fund                     U.S. Government Fund                    Market Fund
                        -----------------------------        ----------------------------       -------------------------
                            Year Ended March 31,               Year Ended March 31,              Year Ended March 31,
                            2007             2006                2007            2006              2007            2006
                        -------------   -------------        -------------   ------------       ------------   ------------
Ordinary Income         $ 189,087,517   $ 135,576,950        $  10,858,474   $  9,816,111       $      6,789   $     -0-
Tax - Exempt Income            -0-             -0-                  -0-            -0-             4,776,562      4,097,394


At March 31, 2007 there were no distributable earnings for the Cortland General Money Market Fund and U.S. Government Fund. At March 31, 2007, the Cortland General Money Market Fund, the U.S. Government Fund and Municipal Money Market Fund had capital loss carryforward of $0, $0 and $8,541, respectively, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, these will expire in the year 2015. At March 31, 2007, the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund had post-October losses of $1,309, $2,418 and $5,324, respectively.

During the year ended March 31, 2007, the Cortland General Money Market Fund utilized $19 of its carried forward capital losses.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================




6. Financial Highlights
                                                                           Cortland General Money Market Fund
                                                           -----------------------------------------------------------------------
Cortland Shares                                                                For the Year Ended March 31,
----------------                                           -----------------------------------------------------------------------
                                                                2007           2006            2005           2004           2003
                                                           ----------      ---------       --------       --------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......................  $    1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                                           ----------      ---------       ---------      ---------      ---------
Income from investment operations:
Net investment income....................................       0.042          0.028           0.008          0.002          0.008
Net realized and unrealized
  gain/(loss) on investments.............................       0.000          0.000           0.000          0.000          0.000
                                                           ----------      ---------       ---------      ---------      ---------
Total from investment operations.........................       0.042          0.028           0.008          0.002          0.008
Less distributions from:
Dividends from net investment income.....................      (0.042)        (0.028)         (0.008)        (0.002)        (0.008)
Net realized gains on investments........................      (0.000)        (0.000)         (0.000)        (0.000)        (0.000)
                                                           ----------      ---------       ---------      ---------      ---------
Total distributions......................................      (0.042)        (0.028)         (0.008)        (0.002)        (0.008)
                                                           ----------      ---------       ---------      ---------      ---------
Net asset value, end of year.............................  $    1.00       $   1.00        $    1.00          $1.00          $1.00
                                                           ==========      =========       =========      =========      =========
Total Return.............................................       4.32%          2.84%            0.82%          0.21%          0.79%
Ratios/Supplemental Data
Net assets, end of year (000's)..........................  $  471,363      $1,291,707      $1,271,752     $1,252,029     $1,569,605
Ratios to average net assets:
Expenses.................................................       1.00%          0.98%           0.98%          1.00%          1.01%
Net investment income....................................       4.22%          2.80%           0.82%          0.21%          0.78%







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


6. Financial Highlights (Continued)

                                                                         Cortland General Money Market Fund
                                                            ----------------------------------------------------------------------
                                                                                                                 September 5, 2002
                                                                               For the Year Ended                 (Commencement of
Short Term Fund Shares                                                              March 31,                        Offering) to
----------------------                                      -------------------------------------------------       March 31, 2003
                                                               2007          2006         2005        2004
                                                            ---------    ----------   ----------   ----------     ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            ---------    ----------   ----------   ----------     ----------
Income from investment operations:
  Net investment income.................................        0.042         0.028        0.008        0.002          0.004
  Net realized and unrealized gain(loss) on investments.        0.000         0.000        0.000        0.000           --
                                                            ---------    ----------   ----------   ----------     ----------
Total from investment operations........................        0.042         0.028        0.008        0.002          0.004
Less distributions from:
  Dividends from net investment income..................       (0.042)       (0.028)      (0.008)      (0.002)        (0.004)
  Net realized gains on investments.....................       (0.000)       (0.000)      (0.000)      (0.000)          (--)
                                                            ---------    ----------   ----------   ----------     ----------
Total distributions.....................................       (0.042)       (0.028)      (0.008)      (0.002)        (0.004)
                                                            ---------    ----------   ----------   ----------     ----------
Net asset value, end of period..........................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            =========    ==========   ==========   ==========     ==========
Total Return............................................        4.30%         2.82%        0.81%        0.21%          0.35%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).......................    $  32,105    $   40,484   $   60,783   $   93,039     $  163,332
Ratios to average net assets:
  Expenses (net of fees waived).........................        1.02%         1.00%        1.00%        1.00%          1.00%(b)
  Net investment income.................................        4.20%         2.71%        0.74%        0.22%          0.58%(b)
  Distribution fees waived..............................        0.00%          --           --           --             --


(a)  Not annualized
(b)  Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


6. Financial Highlights (Continued)

                                                                         Cortland General Money Market Fund
                                                            --------------------------------------------------------------------
                                                            April 1, 2006                                      September 5, 2002
                                                               through          For the Year Ended              (Commencement of
Advantage Shares                                            December 14,             March 31,                     Offering) to
----------------------                                                   ------------------------------------     March 31, 2003
                                                               2006          2006         2005        2004
                                                            ---------    ----------   ----------   ----------  -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            ---------    ----------   ----------   ----------     ----------
Income from investment operations:
  Net investment income.................................        0.030         0.028        0.009        0.003          0.002
  Net realized and unrealized gain(loss) on investments.        0.000         0.000        0.000        0.000           --
                                                            ---------    ----------   ----------   ----------     ----------
Total from investment operations........................        0.030         0.028        0.009        0.003          0.002
Less distributions from:
  Dividends from net investment income..................       (0.030)       (0.028)      (0.009)      (0.003)        (0.002)
  Net realized gains on investments.....................       (0.000)       (0.000)      (0.000)      (0.000)          (--)
                                                            ---------    ----------   ----------   ----------     ----------
Total distributions.....................................       (0.030)       (0.028)      (0.009)      (0.003)        (0.002)
                                                            ---------    ----------   ----------   ----------     ----------
Net asset value, end of period..........................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            =========    ==========   ==========   ==========     ==========
Total Return............................................        2.99%         2.81%        0.87%        0.31%          0.19%(b)
Ratios/Supplemental Data
Net assets, end of period (000's).......................    $     -0-    $2,769,928   $2,692,402   $1,858,743     $2,365,911
Ratios to average net assets:
  Expenses (net of fees waived).........................        1.02%(c)      1.01%        0.94%        0.90%          0.90%(c)
  Net investment income.................................        4.17%(c)      2.79%        0.92%        0.31%          0.54%(c)
  Distribution fees waived..............................        0.23%(c)      0.23%        0.29%        0.35%          0.35%(c)



(a)   The Advantage Shares liquidated on December 15, 2006.
(b)   Not annualized
(c)   Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


6. Financial Highlights (Continued)

                                                                            Cortland General Money Market Fund
                                                             ------------------------------------------------------------
                                                                                                       September 17, 2004
                                                                      For the Year Ended                (Commencement of
Xpress Shares                                                             March 31,                        Offering) to
--------------                                               -------------------------------              March 31, 2005
                                                                 2007                 2006
                                                             ----------           ----------           -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................     $    1.00            $    1.00                 $    1.00
Income from investment operations:                           ----------           ----------                ----------
  Net investment income.................................          0.040                0.025                     0.005
  Net realized and unrealized gain(loss) on investments.          0.000                0.000                     0.000
                                                             ----------           ----------                ----------
Total from investment operations........................          0.040                0.025                     0.005
Less distributions from:
  Dividends from net investment income..................         (0.040)              (0.025)                   (0.005)
  Net realized gains on investments.....................         (0.000)              (0.000)                   (0.000)
                                                             ----------           ----------                ----------
Total distributions.....................................         (0.040)              (0.025)                   (0.005)
                                                             ----------           ----------                ----------
Net asset value, end of period..........................     $    1.00            $    1.00                 $    1.00
                                                             ==========           ==========                ==========
Total Return............................................          4.06%                2.58%                     0.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).......................     $1,475,323           $1,218,788                $  803,938
Ratios to average net assets:
  Expenses ( net of fees waived)........................          1.24%                1.23%                     1.23%(b)
  Net investment income.................................          3.99%                2.63%                     1.05%(b)
  Distribution fees waived..............................          0.01%                 --                        --


(a)   Not annualized
(b)   Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================



6. Financial Highlights (Continued)
                                                                                     U.S.Government Fund
                                                           -----------------------------------------------------------------------
Cortland Shares                                                                For the Year Ended March 31,
----------------                                           -----------------------------------------------------------------------
                                                                2007           2006            2005           2004           2003
                                                           ----------      ---------       --------       --------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......................  $    1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                                           ----------      ---------       ---------      ---------      ---------
Income from investment operations:
Net investment income....................................       0.041          0.027           0.007          0.002          0.008
Net realized and unrealized
  gain/(loss) on investments.............................        --             --              --            0.000          0.000
                                                           ----------      ---------       ---------      ---------      ---------
Total from investment operations.........................       0.041          0.027           0.007          0.002          0.008
Less distributions from:
Dividends from net investment income.....................      (0.041)        (0.027)         (0.007)        (0.002)        (0.008)
Net realized gains on investments........................       (--)           (--)            (--)          (0.000)        (0.000)
                                                           ----------      ---------       ---------      ---------      ---------
Total distributions......................................      (0.041)        (0.027)         (0.007)        (0.002)        (0.008)
                                                           ----------      ---------       ---------      ---------      ---------
Net asset value, end of year.............................  $    1.00       $   1.00        $    1.00          $1.00          $1.00
                                                           ==========      =========       =========      =========      =========
Total Return.............................................       4.22%          2.74%            0.74%          0.15%          0.76%
Ratios/Supplemental Data
Net assets, end of year (000's)..........................  $   51,328      $ 165,157       $  194,890     $  197,189     $  177,455
Ratios to average net assets:
Expenses.................................................       0.99%          0.99%           0.99%          1.00%          1.01%
Net investment income....................................       4.13%          2.68%           0.70%          0.15%          0.69%
Distribution fees waived.................................       0.01%           --              --            0.00%           --




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


6. Financial Highlights (Continued)

                                                                                  U.S. Government Fund
                                                            --------------------------------------------------------------------
                                                            April 1, 2006                                      November 22, 2002
                                                               through          For the Year Ended              (Commencement of
Advantage Shares (a)                                         December 14,            March 31,                     Offering) to
----------------------                                                   ------------------------------------     March 31, 2003
                                                               2006          2006         2005        2004
                                                            ---------    ----------   ----------   ----------  -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            ---------    ----------   ----------   ----------     ----------
Income from investment operations:
  Net investment income.................................        0.029         0.027        0.008        0.003          0.002
  Net realized and unrealized gain(loss) on investments.         --             --           --         0.000           --
                                                            ---------    ----------   ----------   ----------     ----------
Total from investment operations........................        0.029         0.027        0.008        0.003          0.002
Less distributions from:
  Dividends from net investment income..................       (0.029)       (0.027)      (0.008)      (0.003)        (0.002)
  Net realized gains on investments.....................        (--)           (--)         (--)       (0.000)          (--)
                                                            ---------    ----------   ----------   ----------     ----------
Total distributions.....................................       (0.029)       (0.027)      (0.008)      (0.003)        (0.002)
                                                            ---------    ----------   ----------   ----------     ----------
Net asset value, end of period..........................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            =========    ==========   ==========   ==========     ==========
Total Return............................................        2.93%(b)      2.72%        0.79%        0.26%          0.18%(b)
Ratios/Supplemental Data
Net assets, end of period (000's).......................    $     -0-    $  202,119   $  210,229   $   95,525     $    6,429
Ratios to average net assets:
  Expenses (net of fees waived).........................        1.02%(c)      1.01%        0.94%        0.90%          0.90%(c)
  Net investment income.................................        4.08%(c)      2.66%        0.87%        0.24%          0.51%(c)
  Distribution fees waived..............................        0.22%(c)      0.23%        0.30%        0.35%          0.35%(c)



(a)   The Advantage Shares liquidated on December 15, 2006.
(b)   Not annualized
(c)   Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


6. Financial Highlights
                                                                                Municipal Money Market Fund
                                                           -----------------------------------------------------------------------
Cortland Shares                                                                For the Year Ended March 31,
----------------                                           -----------------------------------------------------------------------
                                                                2007           2006            2005           2004           2003
                                                           ----------      ---------       --------       --------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......................  $    1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                                           ----------      ---------       ---------      ---------      ---------
Income from investment operations:
Net investment income....................................       0.027          0.018           0.005          0.001          0.005
Net realized and unrealized
  gain/(loss) on investments.............................         --            --              --            0.000           --
                                                           ----------      ---------       ---------      ---------      ---------
Total from investment operations.........................       0.027          0.018           0.005          0.001          0.005
Less distributions from:
Dividends from net investment income.....................      (0.027)        (0.018)         (0.005)        (0.001)        (0.005)
Net realized gains on investments........................        (--)          (--)            (--)          (0.000)          (--)
                                                           ----------      ---------       ---------      ---------      ---------
Total distributions......................................      (0.027)        (0.018)         (0.005)        (0.001)        (0.005)
                                                           ----------      ---------       ---------      ---------      ---------
Net asset value, end of year.............................  $    1.00       $   1.00        $    1.00          $1.00          $1.00
                                                           ==========      =========       =========      =========      =========
Total Return.............................................       2.69%          1.77%            0.47%          0.13%          0.49%
Ratios/Supplemental Data
Net assets, end of year (000's)..........................  $   46,677      $ 122,467       $  120,743     $  106,058     $   90,001
Ratios to average net assets:
Expenses.................................................       0.98%          1.00%           1.00%          0.98%          1.00%
Net investment income....................................       2.64%          1.76%           0.47%          0.12%          0.47%
Distribution fees waived.................................        --             --             0.00%          0.02%          0.01%




-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


6. Financial Highlights (Continued)

                                                                                  Municipal Money Market Fund
                                                            --------------------------------------------------------------------
                                                            April 1, 2006                                      November 22, 2002
                                                               through          For the Year Ended              (Commencement of
Advantage Shares (a)                                         December 14,            March 31,                     Offering) to
----------------------                                                   ------------------------------------     March 31, 2003
                                                               2006          2006         2005        2004
                                                            ---------    ----------   ----------   ----------  -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            ---------    ----------   ----------   ----------     ----------
Income from investment operations:
  Net investment income.................................        0.018         0.017        0.005        0.002          0.001
  Net realized and unrealized gain(loss) on investments.         --            --           --          0.000           --
                                                            ---------    ----------   ----------   ----------     ----------
Total from investment operations........................        0.018         0.017        0.005        0.002          0.001
Less distributions from:
  Dividends from net investment income..................       (0.018)       (0.017)      (0.005)      (0.002)        (0.001)
  Net realized gains on investments.....................        (--)          (--)         (--)        (0.000)          (--)
                                                            ---------    ----------   ----------   ----------     ----------
Total distributions.....................................       (0.018)       (0.017)      (0.005)      (0.002)        (0.001)
                                                            ---------    ----------   ----------   ----------     ----------
Net asset value, end of period..........................    $   1.00     $    1.00    $    1.00    $    1.00      $    1.00
                                                            =========    ==========   ==========   ==========     ==========
Total Return............................................        1.83%         1.76%        0.53%        0.21%          0.12%(b)
Ratios/Supplemental Data
Net assets, end of period (000's).......................    $     -0-    $  129,637   $  126,133   $   81,769     $  112,686
Ratios to average net assets:
  Expenses (net of fees waived).........................        1.02%(c)      1.01%        0.94%        0.90%          0.90%(c)
  Net investment income.................................        2.56%(c)      1.74%        0.56%        0.21%          0.32%(c)
  Distribution fees waived..............................        0.23%(c)      0.24%        0.31%        0.35%          0.35%(c)



(a)   The Advantage Shares liquidated on December 15, 2006.
(b)   Not annualized
(c)   Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Board of Directors and Shareholders of Cortland Trust, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cortland General Money Market Fund, U.S. Government Fund, and Municipal Money Market Fund (constituting Cortland Trust, Inc., hereafter referred to as the "Funds") at March 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
May 25, 2007




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS
The Company is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING
Information regarding the Company's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Company's Form N-PX is available without charge, upon request, by calling the Company at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Funds do not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME
For the fiscal year ended March 31, 2007 the Funds designate the following percentages of ordinary distributions paid during the Funds' fiscal year that are from qualified interest income to foreign shareholders:

                                                            Qualified Interest
                                                                  Income
                                                                  ------
Cortland Trust, Inc. - Cortland General Money Market Fund           54%
Cortland Trust, Inc. - U.S. Government Fund                        100%






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




                                             Directors and Officers Information
                                                       March 31, 2007+
-------------------- --------------- -------------- ----------------------------------- ---------------- ----------------
 Name, Address(1),    Position(s)       Term of          Principal Occupation(s)           Number of         Other
      and Age          Held with       Office(2)               During Past               Portfolios in   Directorships
                          Fund       and Length of               5 Years                 Fund Complex       held by
                                      Time Served                                         Overseen by       Director
                                                                                           Director
-------------------- --------------- -------------- ----------------------------------- ---------------- ----------------
------------------------------------ -------------- ----------------------------------- ---------------- ----------------
Disinterested Directors:
------------------------------------ -------------- ----------------------------------- ---------------- ----------------
-------------------- --------------- -------------- ----------------------------------- ---------------- ----------------
Albert R. Dowden,    Chairman,       Director,      Corporate Director/Trustee for      Director of ten  Director/Trustee
Age 65               Director and    since 1984     Annuity & Life Re (Holdings)        portfolios       of Annuity &
                     Member of the                  Ltd., Boss Group, Ltd.,                              Life Re
                     Audit and                      Homeowners of America Holdings                       (Holdings)
                     Nominating                     Corporation, CompuDyne                               Ltd., Boss
                     Committee                      Corporation, and  AIM Funds.                         Group, Ltd.,
                                                                                                         Homeowners of
                                                                                                         America
                                                                                                         Holdings
                                                                                                         Corporation,
                                                                                                         CompuDyne
                                                                                                         Corporation,
                                                                                                         and   AIM
                                                                                                         Funds.
-------------------- --------------- -------------- ----------------------------------- ---------------- ---------------
-------------------- --------------- -------------- ----------------------------------- ---------------- ---------------
William Lerner, Esq.,Director and    Director,      Self-employed consultant to         Director of ten  Director of MTM
Age 70               Chairman/       since 2000     business entities and               portfolios       Technologies,
                     Member of the                  entrepreneurs for corporate                          Inc.
                     Audit and                      governance and corporate                             and Coach
                     Nominating                     secretarial services.                                Industries
                     Committee                                                                           Group, Inc.
-------------------- --------------- -------------- ----------------------------------- ---------------- ---------------
-------------------- --------------- -------------- ----------------------------------- ---------------- ---------------
James L. Schultz,    Director and    Director,      Self-employed as a consultant.      Director of ten       None
Age 70               Member of the   since 1984     Formerly President of Computer      portfolios
                     Audit and                      Research Inc. from 1975 to 2001.
                     Nominating
                     Committee
-------------------- --------------- -------------- ----------------------------------- ---------------- ---------------
------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================



                                                  Directors and Officers Information
                                                            March 31, 2007+

-------------------- --------------- -------------- ------------------------------------ ---------------- -------------
 Name, Address(1),     Position(s)       Term of          Principal Occupation(s)           Number of        Other
      and Age           Held with       Office(2)               During Past               Portfolios in   Directorships
                           Fund       and Length of               5 Years                 Fund Complex      held by
                                       Time Served                                         Overseen by      Director
                                                                                            Director
-------------------- --------------- -------------- ------------------------------------ ---------------- -------------
------------------------------------
Interested Directors/Officers:
------------------------------------ -------------- ------------------------------------ ---------------- -------------
-------------------- --------------- -------------- ------------------------------------ ---------------- -------------
Steven W. Duff,      President and    Since 1996    Manager and President of Reich &     Director/Trustee     N/A
Age 53                Director(3)                   Tang Asset Management, LLC ("RTAM,   and/or Officer
                                                    LLC"), a registered Investment       of eighteen
                                                    Advisor and President of the         portfolios
                                                    Mutual Funds Division of RTAM
                                                    LLC.  Associated with RTAM, LLC
                                                    since 1994.  Mr. Duff is also
                                                    President and Director/Trustee of
                                                    eight other funds in the Reich &
                                                    Tang Fund Complex, Director of Pax
                                                    World Money Market Fund, Inc.,
                                                    Principal Executive Officer of
                                                    Delafield Fund, Inc. and President
                                                    and Chief Executive Officer of Tax
                                                    Exempt Proceeds Fund, Inc.  Mr.
                                                    Duff also serves as a Director of
                                                    Reich & Tang Services, Inc. and
                                                    President of Reich & Tang
                                                    Distributors, Inc.
-------------------- --------------- -------------- ------------------------------------ ---------------- -------------
-------------------- --------------- -------------- ------------------------------------ ---------------- -------------
Carl Frischling,      Director(4)     Since 1998    Partner of Kramer Levin Naftalis &   Director of        Director
Esq., Age 70                                        Frankel LLP (a lawfirm) with which   ten portfolios      of AIM
                                                    he has been associated with since                        Funds.
                                                    1994.
-------------------- --------------- -------------- ------------------------------------ ---------------- -------------
-------------------- --------------- -------------- ------------------------------------ ---------------- -------------
Richard De Sanctis,       Vice        Since 2005    Executive Vice President and CFO           N/A            N/A
Age 50               President and                  of RTAM, LLC.  Associated with
                       Assistant                    RTAM, LLC since 1990.  Mr. De
                       Secretary                    Sanctis is Vice President of
                                                    eleven other funds in the Reich &
                                                    Tang Fund Complex and serves as
                                                    Executive Vice President and Chief
                                                    Financial Officer of Reich & Tang
                                                    Services, Inc. and Reich & Tang
                                                    Distributors, Inc. Prior to
                                                    December 2004, Mr. De Sanctis was
                                                    Treasurer and Assistant Secretary
                                                    of eleven other Funds in the Reich
                                                    & Tang Fund Complex and Vice
                                                    President, Treasurer and Assistant
                                                    Secretary of Cortland Trust, Inc.
-------------------- --------------- -------------- ------------------------------------ ---------------- --------------

------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                                  Directors and Officers Information
                                                      March 31, 2007+ (continued)

------------------ ------------ ------------------ ------------------------------------ ---------------- --------------
Name, Address(1),  Position(s)  Term of Office(2)        Principal Occupation(s)           Number of         Other
     and Age        Held with     and Length of                During Past               Portfolios in   Directorships
                      Fund         Time Served                   5 Years                 Fund Complex       held by
                                                                                          Overseen by      Director
                                                                                           Director
------------------ ------------ ------------------ ------------------------------------ ---------------- --------------
-------------------------------
Interested Directors/Officers:
------------------------------- ------------------ ------------------------------------ ---------------- --------------
------------------ ------------ ------------------ ------------------------------------ ---------------- --------------
Molly Flewharty,      Vice         Since 1991      Senior Vice President of RTAM, LLC.        N/A             N/A
Age 56              President                      Associated with RTAM, LLC since
                                                   1977.  Ms. Flewharty is also Vice
                                                   President of eleven other funds in
                                                   the Reich & Tang Fund Complex.  Ms.
                                                   Flewharty also serves as Senior
                                                   Vice President of Reich & Tang
                                                   Distributors, Inc.
------------------ ------------ ------------------ ------------------------------------ ---------------- --------------
------------------ ------------ ------------------ ------------------------------------ ---------------- --------------
Rosanne Holtzer,      Chief        Since 2004      Senior Vice President, Compliance          N/A             N/A
Age 42             Compliance                      Officer and Assistant Secretary of
                     Officer                       RTAM, LLC.  Associated with RTAM,
                                                   LLC since 1986.  Ms. Holtzer is
                   Secretary       Since 2001      also Chief Compliance Officer,
                                                   Secretary and Assistant Treasurer
                   Assistant       Since 1998      of eleven other funds in the Reich
                   Treasurer                       & Tang Fund Complex.  Ms. Holtzer
                                                   also serves as Senior Vice
                                                   President, Assistant Secretary &
                                                   Compliance Officer of Reich & Tang
                                                   Distributors, Inc. and Senior Vice
                                                   President, Assistant Secretary &
                                                   Chief Compliance Officer of Reich &
                                                   Tang Services, Inc.





------------------ ------------ ------------------ ------------------------------------ ---------------- --------------
------------------ ------------ ------------------ ------------------------------------ --------------- ---------------
Michael Lydon,        Vice         Since 2005      Executive Vice President and Chief        N/A             N/A
Age 43              President                      Operations Officer of RTAM, LLC.
                                                   Associated with RTAM, LLC since
                                                   January 2005.  Mr. Lydon was Vice
                                                   President at Automatic Data
                                                   Processing from July 2000 to
                                                   December 2004.  Prior to July 2000,
                                                   Mr. Lydon was Executive Vice
                                                   President and Chief Information
                                                   Officer of RTAM, LLC.  Mr. Lydon is
                                                   also Vice President of eleven other
                                                   funds in the Reich & Tang Fund
                                                   Complex.  Mr. Lydon also serves as
                                                   Executive Vice President and Chief
                                                   Operations Officer for Reich & Tang
                                                   Distributors, Inc. and Reich & Tang
                                                   Services, Inc.
------------------ ------------ ------------------ ------------------------------------ --------------- ---------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                      March 31, 2007+ (continued)

------------------ ------------ ------------------ --------------------------------------- ---------------- -------------
Name, Address(1),  Position(s)  Term of Office(2)         Principal Occupation(s)             Number of        Other
     and Age        Held with     and Length of                 During Past                 Portfolios in   Directorships
                      Fund         Time Served                    5 Years                   Fund Complex      held by
                                                                                             Overseen by     Director
                                                                                              Director
------------------ ------------ ------------------ --------------------------------------- ---------------- -------------
Interested Directors/Officers:
------------------------------- ------------------ --------------------------------------- ---------------- -------------

-------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,      Vice         Since 1991      Executive Vice President of RTAM,              N/A           N/A
Age 50              President                      LLC.  Associated with RTAM, LLC since
                                                   1980.  Ms. Messina is also Vice
                                                   President of eight other funds in the
                                                   Reich & Tang Fund Complex.  Ms.
                                                   Messina also serves as Executive Vice
                                                   President of Reich &Tang Distributors,
                                                   Inc.
------------------ ------------ ------------------ --------------------------------------- ---------------- -------------
------------------ ------------ ------------------ --------------------------------------- ---------------- -------------
Anthony Pace,       Treasurer      Since 2004      Vice President of RTAM, LLC since             N/A            N/A
Age 41                 and                         September 2004.  Mr. Pace was a
                    Assistant                      Director of a Client Service Group at
                    Secretary                      GlobeOp Financial Services, Inc. from
                                                   May 2002 to August 2004 and
                                                   Controller/Director of Mutual Fund
                                                   Administration for Smith Barney Funds
                                                   Management LLC and Salomon Brothers
                                                   Asset Management, Inc. from 1998 to
                                                   May 2002.  Mr. Pace is also Treasurer
                                                   and Assistant Secretary of eleven
                                                   other funds in the Reich & Tang Fund
                                                   Complex.
------------------ ------------ ------------------ --------------------------------------- ---------------- -------------


+ The Statement of Additional  Information includes additional information about
  Cortland Trust, Inc.(the "Company")directors and is available, without charge, upon request by calling the Funds' transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich &
  Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Company due to his affiliation with RTAM, LLC, the Company's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Company due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the independent directors.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------














                                                         CORTLAND
                                                         TRUST, INC.














                                                             Annual Report
                                                            March 31, 2007








  CRT3/07A



--------------------------------------------------------------------------------

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4:    Principal Accountant Fees and Services

                                    FYE 3/31/2007               FYE 3/31/2006

4(a)     Audit Fees                 $96,100                     $86,000
4(b)     Audit Related Fees         $     0                     $     0
4(c)     Tax Fees                   $11,250                     $10,742
4(d)     All Other Fees             $     0                     $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant.

4(e)(2) None

4(f) Not applicable.

4(g) $11,250 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2007. $10,742 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.


By (Signature and Title)*       /s/ Rosanne Holtzer, Secretary
                                ------------------------------
                                    Rosanne Holtzer, Secretary

Date: June 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff, President
                                ----------------------------
                                   Steven W. Duff, President


Date: June 6, 2007

By (Signature and Title)*       /s/Anthony Pace, Treasurer
                                --------------------------
                                   Anthony Pace, Treasurer


Date: June 6, 2007

* Print the name and title of each signing officer under his or her signature.